Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related Party Transactions
Revenues and Operating Expenses
The following table summarizes the composition and amounts of the transactions with the Company’s affiliates. The significant components of these amounts are discussed below. These amounts are reflected in revenues and operating expenses in the accompanying consolidated and combined statements of operations for Fiscal Years 2023, 2022, and 2021:

	Year Ended June 30,
	2023	2022	2021
Revenues	$105,862	$115,370	$51,657
Operating expenses (credits):
Revenue sharing expenses	19,056	17,279	558
Reimbursement under Arena License Arrangements	(22,279)	(25,827)	(9,717)
Cost reimbursement from MSG Sports	(38,473)	(38,254)	(36,502)
Cost reimbursement from Sphere Entertainment (after April 20, 2023) and Corporate allocations to Sphere Entertainment (before April 20, 2023)	(151,219)	(161,189)	(100,942)
Other operating expenses, net	3,949	4,995	4,041

Total operating expenses (credits), net (a)	$(188,966)	$(202,996)	$(142,562)

(a)
Of the total operating expenses, net, $(1,019), $(9,347) and $(930) of net credits for Fiscal Years 2023, 2022 and 2021, respectively, are included in direct operating expenses in the accompanying consolidated and combined statements of operations, and $(187,947), $ (193,649) and $(141,632) for Fiscal Years 2023, 2022 and 2021, respectively, are included as net credits in selling, general and administrative expenses.